Concentration and Risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 516,238	$ 81,009		¥ 936,030	$ 146,884	¥ 1,333,872	¥ 794,218
PRC
Concentration and Risk
Cash, PRC insured	500,000
Hong Kong
Concentration and Risk
Cash, PRC insured | $			$ 500,000
RMB | PRC
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	264,964			522,904
U. S. Dollar | PRC
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	69,762			16,083
U. S. Dollar | Hong Kong
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	181,263			396,926
Hong Kong dollar | Hong Kong
Concentration and Risk
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 249			¥ 117